Critical Accounting Judgements and Key Sources of Estimation Uncertainty (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 MYR (RM)
Critical Accounting Judgements and Key Sources of Estimation Uncertainty [Line Items]
Trade receivables	RM 16,034,137
Net of allowance	69,844,026	11,291,476
Other receivables	75,307,561
Net of allowance and loan receivables		13,068,732
Property, plant and equipment	RM 2,561,914	3,198,123	$ 573,084
ECLs [Member]
Critical Accounting Judgements and Key Sources of Estimation Uncertainty [Line Items]
Net of allowance		RM 36,576,536